Schedule of Aggregate Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 34,747
2019	34,535
2020	31,190
2021	28,062
2022	23,869
2023 and thereafter	21,239
Finite-life intangibles, net	$ 173,642	$ 134,620